Nature of business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business
Note 1. Nature of business
Cyxtera Technologies, Inc. (“Cyxtera,” or the “Company”), was incorporated in Delaware on February 22, 2017 for the purpose of holding, managing and operating several businesses which affiliates of SIS Holdings, LP (“SIS” or “Partnership”), the holding company and parent of Cyxtera, had contracted to acquire. Specifically, on November 3, 2016, several specially formed subsidiaries of SIS (the “Acquisition Vehicles”) entered into separate agreements pursuant to which they agreed to acquire all of the outstanding capital stock of each of (i) Savvis, Inc., the holding company for the data center and colocation business of Lumen Technologies, Inc., formerly known as CenturyLink, Inc. (“CTL”) (the “Colocation Acquisition”), (ii) Brainspace Corporation (the “Brainspace Acquisition”), (iii) Catbird Networks, Inc. (the “Catbird Acquisition”), (iv) Cryptzone Worldwide, Inc. (the “Cryptzone Acquisition”), and (v) Easy Solutions Enterprises Corp. (the “Easy Solutions Acquisition”). The Brainspace Acquisition, Catbird Acquisition, Cryptzone Acquisition and Easy Solutions Acquisition are referred to herein collectively as the “Cybersecurity Acquisitions” and, together with the Colocation Acquisition, as the “2017 Acquisitions”. Prior to the completion of the 2017 Acquisitions, SIS formed Cyxtera and contributed to it 100% of the outstanding equity interests in each of the various Acquisition Vehicles. The 2017 Acquisitions were completed on May 1, 2017 (the “Inception of Operations” or “Effective Date”), at which time Cyxtera commenced formal operations. On June 8, 2018, the Company completed the acquisition of Immunity, Inc. (the “Immunity Acquisition”), a global leader in offense-oriented cyber security techniques and technologies, to add to its cybersecurity business. The Cybersecurity Acquisitions and the Immunity Acquisitions constituted the Company’s former Cybersecurity business. Until December 31, 2019, the Company was managed under two reportable segments: the Colocation segment and the Cybersecurity segment.
Cyxtera has a global footprint of 61 data center properties, of which 49 are located in North America, 8 are located in Europe, and 4 are located in Asia. The Company’s operations are located in diversified major markets where corporate data center and technology tenants are concentrated, including Boston, Chicago, Dallas, Phoenix, Northern and Southern California, New York, Virginia, Denver, Seattle, and Toronto in North America, London, Frankfurt, and Amsterdam in Europe, and Singapore and Tokyo in Asia.
On December 31, 2019, the boards of directors of SIS Holdings GP LLC (the sole general partner of SIS) and Cyxtera approved several transactions to reorganize the cybersecurity business of the Partnership. In connection with the transactions, Cyxtera redeemed, cancelled and retired 0.04 of a share of its common stock, par value $0.01, held by SIS, representing the relative fair value of all of the outstanding equity interests of the cybersecurity business in exchange for the transfer by Cyxtera to SIS of all of the issued and outstanding equity interests of Cyxtera Cybersecurity Inc. d/b/a Appgate (“Appgate”), the holding company for the cybersecurity business (the “Cybersecurity
Spin-Off”).
The Cybersecurity
Spin-Off
was accounted for as a common control transaction. The Cybersecurity
Spin-Off
was a disposal through a distribution, which occurred on December 31, 2019. Accordingly, the Cybersecurity
Spin-Off
met the criteria for discontinued operations based on the guidance in ASC Topic
205-20,
Presentation of Financial Statements-Discontinued Operations
– see Note 3. The Cybersecurity
Spin-Off
resulted in the full disposal of the Cybersecurity segment. Accordingly, effective immediately following the consummation of the Cybersecurity
Spin-Off,
the Company manages its operations as a single operating segment – the Colocation segment.
All references to “$” or “dollars” are to the currency of the United States (“U.S.”) unless otherwise indicated.